Stated capital - Exercise prices of share options outstanding (Details) shares in Thousands	12 Months Ended
	Mar. 31, 2018 ZAR (R) shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	9,100	13,750
TeliMatrix Group Executive Incentive Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	9,100	14,613	28,913
TeliMatrix Group Executive Incentive Scheme | Granted on September 13, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return	5.00%
Exercise price | R	R 1.30
Number of share options outstanding (in shares)	0	263
TeliMatrix Group Executive Incentive Scheme | Granted on January 3, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return	10.00%
Exercise price | R	R 1.54
Number of share options outstanding (in shares)	0	2,750
TeliMatrix Group Executive Incentive Scheme | Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return	10.00%
Exercise price | R	R 2.46
Number of share options outstanding (in shares)	5,600	8,100
TeliMatrix Group Executive Incentive Scheme | Granted on September 10, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return	10.00%
Exercise price | R	R 4.11
Number of share options outstanding (in shares)	3,500	3,500